Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,669,000
Previously Paid Amount	0.00
Total Fee Amount	368.59
Total Offset Amount	0.00
Net Fee	368.59
Narrative - Max Aggregate Offering Price	$ 2,669,000
Final Prospectus	true